Schedule of Valuation and Qualifying Accounts (Detail) - Allowance For Mortgage Loan [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Activity in the valuation allowance for mortgage loans
Valuation Allowances and Reserves, beginning Balance		$ 26	$ 35	$ 44
Charged to costs and expenses		2	(8)	(4)
Charged to other accounts		0	0	0
Deductions	[1]	(2)	(1)	(5)
Valuation Allowances and Reserves, Ending Balance		$ 26	$ 26	$ 35

[1]	Amounts generally represent payoffs, sales and recoveries.